Fair Value Measurement-Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	$ 5,721		$ 3,862
Loans	53		16
Derivative liabilities	4,756		3,496
Fair Value, Measurements, Recurring | Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,284	[1]	11,354	[1]
Fair Value, Measurements, Recurring | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	953	[1]	1,142	[1]
Fair Value, Measurements, Recurring | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,868	[1]	2,871	[1]
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	26,259		21,872
Percentage of assets prior to netting (percent)	19.00%		18.00%
Fair value of liabilities	422		1,263
Percentage of liabilities prior to netting (percent)	1.00%		4.00%
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	23,145		16,087
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,997		12,852
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	40		40
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	95		19
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	763	[2]	938	[2]
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,250		2,238
Fair Value, Measurements, Recurring | Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	2,204	[2]	4,559	[2]
Trading assets	2,307		4,837
Fair Value, Measurements, Recurring | Level 1 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	250	[3]	148	[3]
Percentage of assets prior to netting (percent)	20.00%
Fair Value, Measurements, Recurring | Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	25,702		21,072
Percentage of assets prior to netting (percent)			19.00%
Fair Value, Measurements, Recurring | Level 1 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	100		61
Other assets	457		739
Subtotal assets of consolidated investment management funds, at fair value	557		800
Trading liabilities			16
Other liabilities	1
Fair value of liabilities	1		16
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans	21
Other assets	745	[3]	193	[3]
Subtotal assets of consolidated investment management funds, at fair value	111,428		98,202
Percentage of assets prior to netting (percent)	81.00%		82.00%
Fair value of liabilities	33,267		30,983
Percentage of liabilities prior to netting (percent)	99.00%		96.00%
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	75,174		63,211
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	343		948
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,244		11,314
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,236	[2]	6,663	[2]
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	32,600		25,321
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	953		1,142
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,551		2,285
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,959		2,357
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,132		1,789
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Asset-backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,130		1,562
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,240		2,891
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,785		1,815
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,169		1,796
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	618		633
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Grantor Trust Residential Mortgage Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,214	[4]	2,695	[4]
Fair Value, Measurements, Recurring | Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	2,217	[2]	4,338	[2]
Trading assets	25,912		23,044
Fair Value, Measurements, Recurring | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	1,596		1,475
Percentage of assets prior to netting (percent)	80.00%
Fair Value, Measurements, Recurring | Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	102,703		87,730
Percentage of assets prior to netting (percent)			81.00%
Fair Value, Measurements, Recurring | Level 2 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	8,578		10,336
Other assets	147		136
Subtotal assets of consolidated investment management funds, at fair value	8,725		10,472
Trading liabilities	7,660		10,069
Other liabilities	8		46
Fair value of liabilities	7,668		10,115
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	90		139
Fair value of liabilities	9		75
Percentage of liabilities prior to netting (percent)	0.00%
Fair Value, Measurements, Recurring | Level 3 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11		11
Fair Value, Measurements, Recurring | Level 3 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11	[2]	11	[2]
Fair Value, Measurements, Recurring | Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments			1	[2]
Trading assets	9		23
Fair Value, Measurements, Recurring | Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	70	[3]	105	[3]
Fair Value, Measurements, Recurring | Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	90		139
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	103		278
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	7		4
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	96		274
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	23,695		18,706
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	17,137		14,702
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	6,280		3,609
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	278		395
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	9		22
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	6		6
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			1
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3		15
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	851		1,282
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	477		1,206
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	374		76
Parent Company | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other liabilities	4
Total other liabilities	4
Fair value of liabilities	421		1,247
Percentage of liabilities prior to netting (percent)	2.00%		6.00%
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	367		1,030
Derivative liabilities			217
Trading liabilities	417		1,247
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			3
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			214
Parent Company | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Long-term debt	347	[2]	321	[2]
Total other liabilities	447
Fair value of liabilities	25,599		20,868
Percentage of liabilities prior to netting (percent)	98.00%		94.00%
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	294		585
Derivative liabilities			19,459
Trading liabilities	24,805		20,044
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			15,178
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			3,536
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			745
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			503
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			167
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			336
Parent Company | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities	9		75
Percentage of liabilities prior to netting (percent)	0.00%
Parent Company | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			75
Trading liabilities	9		75
Parent Company | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			31
Parent Company | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			44
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	50
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	47
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	24,511
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	17,645
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	6,367
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	499
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	9
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	6
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3
Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	447
Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	385
Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	62
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans	56,749		49,180
Other assets	8,091		7,601
Subtotal assets of consolidated investment management funds, at fair value	222,252		225,344
Long-term debt	19,917		19,543
Carrying Amount | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans	21
Other assets	1,065	[3]	446	[3]
Subtotal assets of consolidated investment management funds, at fair value	119,430		104,407
Fair value of liabilities	15,901		17,900
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	98,330		79,309
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,997		12,852
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	343		948
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,284		11,354
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,247	[2]	6,674	[2]
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	32,600		25,321
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	953		1,142
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,551		2,285
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,959		2,357
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,132		1,789
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Asset-backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,130		1,562
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,240		2,891
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	95		19
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	763	[2]	938	[2]
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,785		1,815
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,169		1,796
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,868		2,871
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Grantor Trust Residential Mortgage Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,214	[4]	2,695	[4]
Carrying Amount | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	4,421	[2]	8,898	[2]
Trading assets	9,881		12,098
Carrying Amount | Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	1,916		1,728
Carrying Amount | Fair Value, Measurements, Recurring | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	110,148		93,135
Carrying Amount | Fair Value, Measurements, Recurring | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	8,678		10,397
Other assets	604		875
Subtotal assets of consolidated investment management funds, at fair value	9,282		11,272
Trading liabilities	7,660		10,085
Other liabilities	9		46
Fair value of liabilities	7,669		10,131
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5,460		3,200
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,208		1,481
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,034		1,316
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	218		403
Carrying Amount | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	851		1,282
Carrying Amount | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	477		1,206
Carrying Amount | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	374		76
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Long-term debt	347	[2]	321	[2]
Other liabilities	4
Total other liabilities	451
Fair value of liabilities	8,232		7,769
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	661		1,615
Derivative liabilities			5,330
Trading liabilities	7,434		6,945
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			2,783
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			1,825
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			722
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			503
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			167
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			336
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	6,773
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3,187
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3,218
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	368
Carrying Amount | Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	447
Carrying Amount | Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	385
Carrying Amount | Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	62
Netting | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	(18,347)	[5]	(15,806)	[5]
Fair value of liabilities	(17,797)	[5]	(14,421)	[5]
Netting | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	(18,347)	[5]	(15,806)	[5]
Netting | Fair Value, Measurements, Recurring | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	(18,347)	[5]	(15,806)	[5]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(18,347)	[5]	(15,806)	[5]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(13,942)	[5]	(13,231)	[5]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(4,246)	[5]	(2,294)	[5]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(159)	[5]	(281)	[5]
Netting | Parent Company | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities	(17,797)	[5]	(14,421)	[5]
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(14,421)	[5]
Trading liabilities	(17,797)	[5]	(14,421)	[5]
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(12,429)	[5]
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(1,711)	[5]
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(281)	[5]
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(17,797)	[5]
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(14,467)	[5]
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(3,149)	[5]
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ (181)	[5]

[1]	At Dec. 31, 2014 and Dec. 31, 2013, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Includes certain interests in securitizations.
[3]	Includes private equity investments and seed capital.
[4]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[5]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.